UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07896

                                     GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                      Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Rising Income and Dividend Fund First Quarter Report — March 31, 2017

To Our Shareholders,

For the quarter ended March 31, 2017, the net asset value (“NAV”) per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund increased 6.5% compared with increases of 4.1% and 6.4% for the Bank of America Merrill Lynch Global 300 Convertible Index and the Morgan Stanley Capital International (“MSCI”) World Index, respectively. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2017.

Comparative Results

Average Annual Returns through March 31, 2017 (a) (Unaudited)						Since
						Inception
	Quarter	1 Year	5 Year	10 Year	15 Year	(2/3/94)
Class AAA (GAGCX)	6.49%	11.54%	5.93%	1.90%	4.45%	4.60%
Bank of America Merrill Lynch Global 300 Convertible Index	4.06	13.54	9.14	5.82	6.23	N/A(b)
MSCI World Index	6.38	14.77	9.37	4.21	6.23	6.57(c)
Lipper Convertible Securities Fund Average	4.38	15.40	7.68	5.69	6.53	7.38
Class A (GAGAX)	6.47	11.54	5.86	1.91	4.46	4.62
With sales charge (d)	0.35	5.13	4.61	1.31	4.05	4.34
Class C (GACCX)	6.25	10.68	4.42	0.77	3.43	3.93
With contingent deferred sales charge (e)	5.25	9.68	4.42	0.77	3.43	3.93
Class I (GAGIX)	6.64	11.97	6.17	2.14	4.62	4.71

In the current prospectuses dated April 28, 2017, the expense ratios for Class AAA, A, C, and I Shares are 1.61%, 1.61%, 2.36%, and 1.36%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.61%, 1.61%, 2.36%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Bank of America Merrill Lynch Global 300 Convertible Index is an unmanaged global convertible index composed of companies representative of the market structure of countries in North America, Europe, and the Asia/Pacific region. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Lipper Convertible Securities Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	There are no data available for the Bank of America Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.

(c)	MSCI World Index since inception performance is as of January 31, 1994.

(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 3.1%
	Automotive — 1.5%
	Navistar International Corp., Sub. Deb.
$450,000	4.500%, 10/15/18	$444,656
300,000	4.750%, 04/15/19	289,125

		733,781

	Broadcasting — 0.0%
400,000	Citadel Broadcasting Corp., Escrow, Sub. Deb., Zero Coupon, 02/11/20	0

	Building and Construction — 0.5%
250,000	Layne Christensen Co., 4.250%, 11/15/18	221,563

	Computer Software and Services — 0.4%
100,000	Mentor Graphics Corp., Sub. Deb., 4.000%, 04/01/31	188,312
10,000	VeriSign Inc., STEP, 4.452%, 08/15/37	25,581

		213,893

	Consumer Services — 0.2%
100,000	Ascent Capital Group Inc., 4.000%, 07/15/20	77,000

	Energy and Utilities — 0.0%
200,000	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/18†	0

	Metals and Mining — 0.5%
250,000	Newmont Mining Corp., Ser. B, 1.625%, 07/15/17	251,094

	TOTAL CONVERTIBLE CORPORATE BONDS	1,497,331

	CORPORATE BONDS — 0.1%
	Equipment and Supplies — 0.1%
30,000	Mueller Industries Inc., 6.000%, 03/01/27	29,925

Shares
	COMMON STOCKS — 79.9%
	Agriculture — 0.2%
1,000	Syngenta AG, ADR	88,500

	Automotive — 0.4%
6,000	General Motors Co.	212,160

	Automotive: Parts and Accessories — 2.5%
286	Adient plc	20,784
17,000	Dana Inc.	328,270
4,000	Federal-Mogul Holdings Corp.†	40,000
1,500	Genuine Parts Co.	138,615
5,000	Linamar Corp.	227,432
10,000	Uni-Select Inc.	265,970

Shares		Market Value

2,000	Visteon Corp.†	$195,900

		1,216,971

	Building and Construction — 2.3%
28,000	Armstrong Flooring Inc.†	515,760
500	Chofu Seisakusho Co. Ltd.	11,690
9,000	Herc Holdings Inc.†	440,010
2,865	Johnson Controls International plc	120,674
1,000	Lennar Corp., Cl. B	41,800

		1,129,934

	Cable and Satellite — 3.1%
500	EchoStar Corp., Cl. A†	28,475
2,000	Liberty Global plc, Cl. C†	70,080
20,000	Rogers Communications Inc., Cl. B	884,400
40,000	Sky plc	489,131

		1,472,086

	Computer Software and Services — 0.3%
19,000	Global Sources Ltd.†	156,750

	Consumer Products — 3.1%
1,000	Eastman Kodak Co.†	11,500
8,234	Hunter Douglas NV	553,483
2,000	L’Oreal SA	384,369
1,500	Salvatore Ferragamo SpA	44,934
10,000	Scandinavian Tobacco Group A/S	174,802
5,000	Svenska Cellulosa AB, Cl. A	164,609
7,000	Unicharm Corp.	167,722

		1,501,419

	Consumer Services — 0.2%
5,000	Ashtead Group plc	103,552

	Diversified Industrial — 4.3%
4,664	Aerojet Rocketdyne Holdings Inc.†	101,206
9,000	Ampco-Pittsburgh Corp.	126,450
500	Bouygues SA	20,352
1,000	EnPro Industries Inc.	71,160
7,000	General Electric Co.	208,600
7,500	Jardine Matheson Holdings Ltd.	481,875
16,000	Jardine Strategic Holdings Ltd.	672,000
16,000	Myers Industries Inc.	253,600
2,500	Textron Inc.	118,975

		2,054,218

	Electronics — 5.9%
2,500	Agilent Technologies Inc.	132,175
28,000	InvenSense Inc.†	353,640
38,000	Sony Corp.	1,285,440
32,000	Sony Corp., ADR	1,079,360
1,000	Stratasys Ltd.†	20,490

		2,871,105

See accompanying notes to schedule of investments. 2

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Energy Services — 0.6%
6,000	BP plc, ADR	$207,120
14,000	Weatherford International plc†	93,100

		300,220

	Energy and Utilities — 2.4%
10,000	Cameco Corp.	110,700
3,000	National Fuel Gas Co.	178,860
8,000	National Grid plc, ADR	507,840
11,803	Royal Dutch Shell plc, Cl. B	323,045
2,000	Severn Trent plc	59,688

		1,180,133

	Entertainment — 1.2%
7,000	Discovery Communications Inc., Cl. A†	203,630
7,000	Grupo Televisa SAB, ADR	181,580
3,000	International Game Technology plc	71,100
15,000	ITV plc	41,139
1,500	Viacom Inc., Cl. B	69,930
1,000	Vivendi SA	19,442

		586,821

	Equipment and Supplies — 0.7%
1,500	Graco Inc.	141,210
6,000	Mueller Industries Inc.	205,380

		346,590

	Financial Services — 13.0%
1,000	American Express Co.	79,110
8,800	American International Group Inc.	549,384
3	Berkshire Hathaway Inc., Cl. A†	749,550
15,000	Citigroup Inc.	897,300
6,000	Comerica Inc.	411,480
10,000	Deutsche Bank AG†	171,600
6,000	DH Corp.	113,878
4,000	EXOR NV	206,874
25,000	FinecoBank Banca Fineco SpA	170,155
46,000	GAM Holding AG	567,164
6,000	H&R Block Inc.	139,500
2,000	Julius Baer Group Ltd.	99,835
17,000	Kinnevik AB, Cl. A	506,928
3,500	Legg Mason Inc.	126,385
5,000	Morgan Stanley	214,200
10,000	Nordnet AB, Cl. B	42,408
2,600	T. Rowe Price Group Inc.	177,190
10,000	The Bank of New York Mellon Corp.	472,300
1,500	The PNC Financial Services Group Inc.	180,360
3,000	UBS Group AG	47,850
1,000	W. R. Berkley Corp.	70,630
5,000	Wells Fargo & Co.	278,300

		6,272,381

Shares		Market Value

	Food and Beverage — 19.8%
7,600	Chr. Hansen Holding A/S	$487,805
7,000	Danone SA	476,136
65,000	Davide Campari-Milano SpA	753,750
5,000	Diageo plc	143,050
6,000	Diageo plc, ADR	693,480
3,800	Fomento Economico Mexicano SAB de CV, ADR	336,376
2,500	General Mills Inc.	147,525
2,000	Heineken NV	170,262
2,500	Kellogg Co.	181,525
4,000	Kerry Group plc, Cl. A	316,542
6,000	Kikkoman Corp.	179,197
13,000	Maple Leaf Foods Inc., Toronto	315,554
500	McCormick & Co. Inc., Cl. V	48,690
1,500	McCormick & Co. Inc., Non-Voting	146,325
200	National Beverage Corp.	16,906
16,000	Nestlé SA	1,227,575
100,000	Parmalat SpA	327,082
3,200	Pernod Ricard SA	378,587
14,000	Remy Cointreau SA	1,370,607
1,000	The Kraft Heinz Co.	90,810
30,000	The WhiteWave Foods Co.†	1,684,500
400,000	Yashili International Holdings Ltd.	76,176

		9,568,460

	Health Care — 4.4%
3,300	Actelion Ltd.	931,373
200	Becton, Dickinson and Co.	36,688
3,500	Bristol-Myers Squibb Co.	190,330
1,800	ICU Medical Inc.†	274,860
1,500	Johnson & Johnson	186,825
1,000	Patterson Cos., Inc.	45,230
8,000	Pfizer Inc.	273,680
5,000	Roche Holding AG, ADR	160,150

		2,099,136

	Hotels and Gaming — 1.1%
237,500	Mandarin Oriental International Ltd.	308,750
180,000	The Hongkong & Shanghai Hotels Ltd.	211,233
200	Wynn Resorts Ltd.	22,922

		542,905

	Machinery — 2.0%
60,000	CNH Industrial NV, Borsa Italiana	578,634
39,000	CNH Industrial NV, New York	375,960

		954,594

	Publishing — 1.5%
30,000	The E.W. Scripps Co., Cl. A†	703,200

	Retail — 1.1%
3,000	Hertz Global Holdings Inc.†	52,620
5,000	J.C. Penney Co. Inc.†	30,800
6,000	Macy’s Inc.	177,840

See accompanying notes to schedule of investments. 3

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
1,500	Nathan’s Famous Inc.†	$93,975
2,200	Walgreens Boots Alliance Inc.	182,710

		537,945

	Specialty Chemicals — 1.7%
700	Ashland Global Holdings Inc.	86,667
1,500	Chemtura Corp.†	50,100
500	Hawkins Inc.	24,500
5,000	International Flavors & Fragrances Inc.	662,650
200	The Chemours Co.	7,700

		831,617

	Telecommunications — 6.2%
500	CenturyLink Inc.	11,785
4,000	Cincinnati Bell Inc.†	70,800
7,000	Harris Corp.	778,890
50,000	Koninklijke KPN NV	150,579
60,000	Pharol SGPS SA, ADR	21,773
2,000	Proximus SA	62,760
33,000	Sistema PJSC, GDR	295,350
54,000	Telefonica Deutschland Holding AG	267,874
40,000	VEON Ltd., ADR	163,200
3,300	Verizon Communications Inc.	160,875
39,000	Vodafone Group plc, ADR	1,030,770

		3,014,656

	Wireless Communications — 1.9%
16,000	Millicom International Cellular SA, SDR	892,257

	TOTAL COMMON STOCKS	38,637,610

	RIGHTS — 0.0%
	Financial Services — 0.0%
11,000	Deutsche Bank AG, expire 04/06/17†	25,960

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 16.9%
$8,160,000	U.S. Treasury Bills, 0.505% to 0.751%††, 04/06/17 to 08/31/17	8,147,728

	TOTAL INVESTMENTS — 100.0% (Cost $43,443,249)	$48,338,554

Market Value

Aggregate tax cost	$43,476,782

Gross unrealized appreciation	$6,216,772
Gross unrealized depreciation	(1,355,000)

Net unrealized appreciation/depreciation	$4,861,772

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
SDR	Swedish Depositary Receipt
STEP	Step coupon security. The rate disclosed is that in effect at March 31, 2017.

Geographic Diversification	%of Market Value	Market Value
United States	50.9%	$24,579,907
Europe	33.0	15,975,881
Latin America	6.1	2,930,190
Japan	5.6	2,723,409
Canada	4.0	1,917,934
Asia/Pacific	0.4	211,233

	100.0%	$48,338,554

See accompanying notes to schedule of investments. 4

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a Pricing Service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

5

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$ 1,176,971	—	$40,000	$ 1,216,971
Financial Services	6,229,973	—	42,408	6,272,381
Other Industries (a)	31,148,258	—	—	31,148,258
Total Common Stocks	38,555,202	—	82,408	38,637,610
Convertible Corporate Bonds (a)	—	$1,497,331	0	1,497,331
Corporate Bonds (a)		29,925	—	29,925
Rights (a)	25,960	—	—	25,960
U.S. Government Obligations	—	8,147,728	—	8,147,728
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$38,581,162	$9,674,984	$82,408	$48,338,554

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

6

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2017, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

7

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2017, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

8

THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL RISING INCOME

AND DIVIDEND FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q117QR

The GAMCO Global Growth Fund

First Quarter Report — March 31, 2017

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2017, the net asset value (“NAV”) per Class I Share of The GAMCO Global Growth Fund increased 8.8% compared with an increase of 6.9% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See page 2 for additional performance information.

Enclosed is the schedule of investments as of March 31, 2017.

Comparative Results

Average Annual Returns through March 31, 2017 (a) (Unaudited)						Since Inception (2/7/94)

	Quarter	1 Year	5 Year	10 Year	15 Year
Class I (GGGIX)	8.77%	12.55%	9.23%	5.90%	6.93%	8.72%
Class AAA (GICPX)	8.57	11.73	8.69	5.52	6.67	8.54
MSCI AC World Index	6.91	15.04	8.37	4.00	6.32	6.47(b)
Lipper Global Large-Cap Growth Fund Classification	9.06	12.83	8.43	4.88	6.62	7.16
Class A (GGGAX)	8.57	11.75	8.71	5.52	6.68	8.55
With sales charge (c)	2.33	5.32	7.43	4.90	6.26	8.28
Class C (GGGCX)	8.38	10.89	7.89	4.73	5.87	7.95
With contingent deferred sales charge (d)	7.38	9.89	7.89	4.73	5.87	7.95

In the current prospectuses dated April 28, 2017, the gross expense ratios for Class AAA, A, C, and I Shares are 1.72%, 1.72%, 2.47%, and 1.47%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.72%, 1.72%, 2.47%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class I Shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

2

The GAMCO Global Growth Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.8%
	INFORMATION TECHNOLOGY — 28.5%
16,900	Adobe Systems Inc.†	$2,199,197
11,000	Alibaba Group Holding Ltd., ADR†	1,186,130
810	Alphabet Inc., Cl. A†	686,718
3,061	Alphabet Inc., Cl. C†	2,539,283
10,710	Apple Inc.	1,538,599
23,900	Facebook Inc., Cl. A†	3,394,995
5,000	Fiserv Inc.†	576,550
5,800	Keyence Corp.	2,322,501
8,600	MasterCard Inc., Cl. A	967,242
41,700	Microsoft Corp.	2,746,362
83,200	Tencent Holdings Ltd.	2,385,249
17,000	Visa Inc., Cl. A	1,510,790

		22,053,616

	CONSUMER DISCRETIONARY — 26.6%
3,160	Amazon.com Inc.†	2,801,466
600	AutoZone Inc.†	433,830
15,700	CBS Corp., Cl. B, Non-Voting	1,088,952
2,000	Christian Dior SE	464,699
43,200	Comcast Corp., Cl. A	1,623,888
3,114	Compagnie Financiere Richemont SA	246,223
55,500	Liberty Global plc, Cl. A†	1,990,785
26,500	Luxottica Group SpA	1,462,987
8,300	LVMH Moet Hennessy Louis Vuitton SE	1,822,692
8,500	NIKE Inc., Cl. B	473,705
2,300	O’Reilly Automotive Inc.†	620,632
15,600	Starbucks Corp.	910,884
11,800	Subaru Corp.	432,762
7,000	The Home Depot Inc.	1,027,810
240	The Priceline Group Inc.†	427,193
23,700	The Swatch Group AG	1,651,535
5,000	The TJX Companies Inc.	395,400
5,300	The Walt Disney Co.	600,967
11,500	Time Warner Inc.	1,123,665
12,100	Twenty-First Century Fox Inc., Cl. A	391,919
2,000	Ulta Beauty Inc.†	570,460

		20,562,454

	INDUSTRIALS — 11.1%
2,500	3M Co.	478,325
95,000	CK Hutchison Holdings Ltd.	1,168,629
3,000	Dover Corp.	241,050
9,500	FANUC Corp.	1,947,274
2,900	Honeywell International Inc.	362,123
27,500	Jardine Matheson Holdings Ltd.	1,766,875
1,500	Parker-Hannifin Corp.	240,480
1,300	Roper Technologies Inc.	268,437
5,700	Secom Co. Ltd.	408,006
7,200	Siemens AG	986,238
2,700	Snap-on Inc	455,409

Shares		Market Value

1,600	The Boeing Co.	$282,976

		8,605,822

	HEALTH CARE — 10.5%
1,600	Amgen Inc.	262,512
5,200	Becton, Dickinson and Co.	953,888
900	Biogen Inc.†	246,078
4,000	Celgene Corp.†	497,720
5,900	Danaher Corp.	504,627
4,000	Henry Schein Inc.†	679,880
9,500	Johnson & Johnson	1,183,225
10,000	Roche Holding AG, ADR	320,300
2,600	Roche Holding AG, Genusschein	663,984
3,200	Thermo Fisher Scientific Inc.	491,520
8,800	UnitedHealth Group Inc.	1,443,288
15,600	Zoetis Inc.	832,572

		8,079,594

	CONSUMER STAPLES — 10.3%
2,400	Costco Wholesale Corp.	402,456
40,000	Davide Campari-Milano SpA	463,846
5,000	Henkel AG & Co. KGaA	555,538
8,700	L’Oreal SA	1,672,006
10,100	Mondelēz International Inc., Cl. A	435,108
20,600	Nestlé SA	1,580,502
5,156	Pernod Ricard SA	609,998
13,100	Reckitt Benckiser Group plc	1,195,848
11,300	Seven & i Holdings Co. Ltd.	442,743
9,900	Unicharm Corp.	237,207
4,300	Walgreens Boots Alliance Inc.	357,115

		7,952,367

	FINANCIALS — 5.5%
7,000	First Republic Bank/CA	656,670
16,500	HDFC Bank Ltd., ADR	1,241,130
13,300	JPMorgan Chase & Co.	1,168,272
19,300	Schroders plc	732,682
10,100	The Charles Schwab Corp.	412,181

		4,210,935

	ENERGY — 2.8%
6,300	EOG Resources Inc.	614,565
19,800	Schlumberger Ltd.	1,546,380

		2,160,945

	REAL ESTATE — 2.4%
7,700	American Tower Corp.	935,858
6,500	Crown Castle International Corp.	613,925
2,400	SBA Communications Corp.†	288,888

		1,838,671

	MATERIALS — 2.1%
3,300	Ecolab Inc.	413,622

See accompanying notes to schedule of investments.

3

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
3,900	The Sherwin-Williams Co.	$1,209,741

		1,623,363

	TOTAL COMMON STOCKS	77,087,767

Principal
Amount

	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$ 170,000	U.S. Treasury Bills, 0.707%††, 06/01/17	169,806

	TOTAL INVESTMENTS — 100.0% (Cost $55,702,018)	$77,257,573

Market Value

Aggregate tax cost	$55,831,649

Gross unrealized appreciation	$22,387,608
Gross unrealized depreciation	(961,684)

Net unrealized appreciation/depreciation	$21,425,924

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	% of Market Value	Market Value

United States	59.2%	$45,752,824
Europe	21.3	16,419,864
Latin America	10.4	8,053,262
Japan	7.5	5,790,493
Asia/Pacific	1.6	1,241,130

	100.0%	$77,257,573

See accompanying notes to schedule of investments.

4

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a Pricing Service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

5

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The closing price is adjusted from the local close, therefore, such securities are classified as Level 2 in the fair value hierarchy presented below. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$77,087,767	—	$77,087,767
U.S. Government Obligations	—	$169,806	169,806

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$77,087,767	$169,806	$77,257,573

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

6

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

7

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. for four years. Mr. Ward received his B.A. in Economics from Northwestern University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

   GABELLI.com

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q117QR

The GAMCO Global Opportunity Fund First Quarter Report — March 31, 2017

To Our Shareholders,

For the quarter ended March 31, 2017, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Opportunity Fund increased 9.6% compared with an increase of 6.9% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2017.

Comparative Results

Average Annual Returns through March 31, 2017 (a) (Unaudited)						Since Inception (5/11/98)

	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GABOX)	9.55%	12.01%	6.68%	3.62%	6.65%	6.52%
MSCI AC World Index	6.91	15.04	8.37	4.00	6.32(b)	4.80(b)
Lipper Global Large-Cap Growth Fund Classification	9.06	12.83	8.43	4.88	6.62	5.55
Lipper Global Multi-Cap Growth Fund Classification	8.82	12.97	8.26	4.20	5.76	5.54
Class A (GOCAX)	9.58	12.02	6.68	3.61	6.66	6.53
With sales charge (c)	3.28	5.58	5.42	3.00	6.24	6.19
Class C (GGLCX)	9.34	11.71	5.97	2.86	6.07	6.08
With contingent deferred sales charge (d)	8.34	10.71	5.97	2.86	6.07	6.08
Class I (GLOIX)	9.83	12.39	7.23	4.00	6.91	6.73

In the current prospectuses dated April 28, 2017, the gross expense ratios for Class AAA, A, C, and I Shares are 2.80%, 2.80%, 3.55%, and 2.55%, respectively, and the net expense ratios in the current prospectuses after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 2.01%, 2.01%, 2.76% and 1.01%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification and the Lipper Global Multi-Cap Growth Fund Classification reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The GAMCO Global Opportunity Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 100.0%
	CONSUMER STAPLES — 23.0%
1,500	Associated British Foods plc	$48,976
3,250	British American Tobacco plc	215,812
1,300	Danone SA	88,425
7,000	Diageo plc	200,269
2,280	Dr Pepper Snapple Group Inc.	223,258
3,000	General Mills Inc.	177,030
2,000	Heineken Holding NV	159,103
2,000	Japan Tobacco Inc.	64,996
1,500	Kameda Seika Co. Ltd.	65,750
3,000	Mead Johnson Nutrition Co.	267,240
1,910	Pernod Ricard SA	225,969
2,150	Philip Morris International Inc.	242,735
3,300	Shiseido Co. Ltd.	86,850
2,000	The Procter & Gamble Co.	179,700

		2,246,113

	INDUSTRIALS — 19.8%
1,100	FANUC Corp.	225,474
4,300	Jardine Matheson Holdings Ltd.	276,275
3,600	Komatsu Ltd.	93,824
1,900	L3 Technologies Inc.	314,051
2,500	Lockheed Martin Corp.	669,000
600	Nidec Corp.	57,100
900	SMC Corp.	266,128
1,750	Travis Perkins plc	33,195

		1,935,047

	INFORMATION TECHNOLOGY — 15.8%
450	Alphabet Inc., Cl. A†	381,510
451	Alphabet Inc., Cl. C†	374,132
800	Keyence Corp.	320,345
7,000	Microsoft Corp.	461,020

		1,537,007

	CONSUMER DISCRETIONARY — 14.7%
1,500	AMC Networks Inc., Cl. A†	88,020
3,000	Atresmedia Corp. de Medios de Comunicacion SA	37,893
1,750	Christian Dior SE	406,612
4,500	Compagnie Financiere Richemont SA	355,813
250	Hermes International	118,442
9,000	ITV plc	24,683
664	Liberty Expedia Holdings Inc., Cl. A†	30,199
6,000	Liberty Interactive Corp. QVC Group, Cl. A†	120,120
808	Liberty TripAdvisor Holdings Inc., Cl. A†	11,393
996	Liberty Ventures, Cl. A†	44,302
1,500	ProSiebenSat.1 Media SE	66,417
4,000	Rakuten Inc.	40,061
2,500	Sony Corp.	84,568

		1,428,523

	HEALTH CARE — 11.0%
350	Allergan plc.	83,622

Shares		Market Value

2,000	AstraZeneca plc, ADR	$62,280
1,000	Coloplast A/S, Cl. B	78,080
3,000	GlaxoSmithKline plc	62,375
4,400	Novartis AG	326,601
1,700	Roche Holding AG, Genusschein	434,144
2,000	Smith & Nephew plc	30,470

		1,077,572

	MATERIALS — 5.2%
3,200	Agnico Eagle Mines Ltd.	135,808
1,500	Monsanto Co.	169,800
1,500	Randgold Resources Ltd., ADR	130,920
1,830	Rio Tinto plc	73,587

		510,115

	FINANCIALS — 4.2%
3,000	Investor AB, Cl. B	126,285
4,000	Kinnevik AB, Cl. B	106,689
4,600	Schroders plc	174,629

		407,603

	TELECOMMUNICATION SERVICES — 3.4%
5,676	AT&T Inc.	235,838
1,300	SoftBank Group Corp.	91,805

		327,643

	ENERGY — 2.9%
700	Occidental Petroleum Corp.	44,352
3,000	Schlumberger Ltd.	234,300

		278,652

	TOTAL COMMON STOCKS	9,748,275

	TOTAL INVESTMENTS — 100.0% (Cost $4,758,795)	$9,748,275

	Aggregate tax cost	$4,758,795

	Gross unrealized appreciation	$5,373,385
	Gross unrealized depreciation	(383,905)

	Net unrealized appreciation/depreciation	$4,989,480

†	Non-income producing security.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

2

The GAMCO Global Opportunity Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Geographic Diversification	% of Market Value	Market Value

United States	41.4%	$4,033,699
Europe	37.7	3,671,292
Japan	14.3	1,396,901
Latin America	5.2	510,575
Canada	1.4	135,808

	100.0%	$9,748,275

See accompanying notes to schedule of investments.

3

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a Pricing Service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

4

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Total Market Value at 3/31/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$9,748,275	$9,748,275

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$9,748,275	$9,748,275

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

5

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chief Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q117QR

The GAMCO Global Telecommunications Fund

First Quarter Report — March 31, 2017

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Evan D. Miller, CFA	Sergey Dluzhevskiy, CFA, CPA
Chief Investment Officer	Portfolio Manager	Portfolio Manager
	BA, Northwestern University	BS, Case Western Reserve University
	MBA, Booth School of Business,	MBA, The Wharton School,
	University of Chicago	University of Pennsylvania

To Our Shareholders,

For the quarter ended March 31, 2017, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Telecommunications Fund increased 5.2% compared with an increase of 2.4% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Telecommunication Services Index. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2017.

Comparative Results

Average Annual Returns through March 31, 2017 (a) (Unaudited)							Since
	Quarter	1 Year	5 Year	10 Year	15 Year		Inception (11/1/93)
Class AAA (GABTX)	5.24%	4.02%	6.13%	2.22%	6.18%		7.29%
MSCI AC World Telecommunication Services Index	2.38	1.62	6.85	4.17	6.30		N/A
MSCI AC World Index	6.91	15.04	8.37	4.00	6.32(b	)	6.68(b)
Class A (GTCAX)	5.25	3.89	6.10	2.21	6.18		7.29
With sales charge (c)	(0.80)	(2.09)	4.86	1.61	5.76		7.02
Class C (GTCCX)	5.04	3.26	5.33	1.45	5.38		6.71
With contingent deferred sales charge (d)	4.04	2.26	5.33	1.45	5.38		6.71
Class I (GTTIX)	5.39	4.43	6.42	2.47	6.35		7.40

In the current prospectuses dated April 28, 2017, the expense ratios for Class AAA, A, C, and I Shares are 1.65%, 1.65%, 2.40%, and 1.40%, respectively and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.65%, 1.65%, 2.40%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class I Shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index is an unmanaged index that measures the performance of the global telecommunication securities from around the world. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The GAMCO Global Telecommunications Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.1%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 44.8%
	Africa/Middle East — 0.5%
34,000	Maroc Telecom	$462,822
230,000	Pakistan Telecommunication Co. Ltd.	35,478

		498,300

	Asia/Pacific — 4.3%
230,000	Asia Satellite Telecommunications Holdings Ltd.†	283,819
9,600	DiGi.Com Berhad	11,128
127,500	First Pacific Co. Ltd.	92,531
4,100	First Pacific Co. Ltd., ADR	14,965
90,000	PCCW Ltd.	53,040
25,000	PLDT Inc., ADR	804,000
20,000	PT Telekomunikasi Indonesia, ADR	623,400
535,000	Singapore Telecommunications Ltd.	1,499,232
280,000	Telekom Malaysia Berhad	406,191
1,958,977	True Corp. Public Co. Ltd.	387,662
8,075	TT&T Public Co. Ltd., GDR(a)(b)	0

		4,175,968

	Europe — 15.0%
162,000	Deutsche Telekom AG, ADR	2,843,100
4,507	Hellenic Telecommunications Organization SA	42,311
2,000	Hellenic Telecommunications Organization SA, ADR	9,270
2,300	Iliad SA	514,407
20,000	Koninklijke KPN NV	60,232
28,000	Orange SA, ADR	435,120
50,000	Pharol SGPS SA	20,056
65,000	Pharol SGPS SA, ADR	23,587
14,000	Proximus SA	439,320
5,000	Rostelecom PJSC, ADR	40,973
178,000	Sistema PJSC, GDR	1,593,100
23,000	Swisscom AG, ADR	1,066,050
585,000	Telecom Italia SpA†	526,099
37,000	Telecom Italia SpA, ADR†	333,370
209,000	Telefonica SA, ADR	2,338,710
113,000	Telekom Austria AG	770,066
53,000	Telenor ASA	882,078
399,000	Telia Co. AB	1,673,808
211,900	VEON Ltd., ADR	864,552

		14,476,209

	Japan — 1.4%
22,000	Nippon Telegraph & Telephone Corp.	939,046
9,000	Nippon Telegraph & Telephone Corp., ADR	385,560

		1,324,606

	Latin America — 2.0%
37,415,054	LIME†	364,997
1,700	Oi SA, ADR†	2,142
63,000	Telecom Argentina SA, ADR	1,397,970

Shares		Market Value
705	Telefonica Brasil SA	$7,886
6,221	Telefonica Brasil SA, ADR	92,382
3,066	Telefonica Brasil SA, Preference	45,599
7,635	Telefonica SA	85,401

		1,996,377

	North America — 21.6%
27,500	AT&T Inc.	1,142,625
27,000	CenturyLink Inc.	636,390
137,000	Cincinnati Bell Inc.†	2,424,900
110,000	Frontier Communications Corp.	235,400
45,000	General Communication Inc., Cl. A†	936,000
80,000	Internap Corp.†	297,600
67,500	Level 3 Communications Inc.†	3,862,350
8,000	Lumos Networks Corp.†	141,600
29,448	New ULM Telecom Inc.	275,044
49,500	Shenandoah Telecommunications Co.	1,388,475
100,500	Telephone & Data Systems Inc.	2,664,255
128,000	Telesites SAB de CV†	83,067
51,000	TELUS Corp., Toronto	1,655,578
84,000	Verizon Communications Inc.	4,095,000
190,000	Windstream Holdings Inc.	1,035,500

		20,873,784

	TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES	43,345,244

	WIRELESS TELECOMMUNICATIONS SERVICES — 29.1%
	Africa/Middle East — 0.6%
40,000	Econet Wireless Zimbabwe Ltd.	6,420
170,000	Global Telecom Holding SAE, GDR†	317,552
16,000	MTN Group Ltd.	145,495
175,000	Orascom Telecom Media and Technology Holding SAE, GDR†	36,750

		506,217

	Asia/Pacific — 3.2%
110,000	Axiata Group Berhad	125,771
32,000	China Mobile Ltd., ADR	1,767,360
34,000	China Unicom Hong Kong Ltd., ADR	457,980
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	198
240,000	PT Indosat Tbk†	126,074
22,000	SK Telecom Co. Ltd., ADR	553,960
40,000	TIME dotCom Berhad	78,635

		3,109,978

	Europe — 5.5%
8,000	Altice NV, Cl. A†	180,973
15,000	Bouygues SA	610,558
26,600	Millicom International Cellular SA, SDR	1,483,377
96,000	Turkcell Iletisim Hizmetleri A/S, ADR†	794,880

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	WIRELESS TELECOMMUNICATIONS SERVICES (Continued)
	Europe (Continued)
85,500	Vodafone Group plc, ADR	$2,259,765

		5,329,553

	Japan — 5.8%
160,500	KDDI Corp.	4,212,530
48,500	NTT DoCoMo Inc.	1,129,401
4,000	SoftBank Group Corp.	282,476

		5,624,407

	Latin America — 2.9%
145,000	America Movil SAB de CV, Cl. L, ADR	2,054,650
140,000	Tim Participacoes SA	448,987
18,156	Tim Participacoes SA, ADR	290,133

		2,793,770

	North America — 11.1%
4,000	ATN International Inc.	281,680
733	Charter Communications Inc., Cl. A†	239,926
2,750	Liberty Media Corp. - Liberty Formula One, Cl. A†	89,925
3,000	Liberty Media Corp. - Liberty Formula One, Cl. C†	102,450
3,000	Liberty Media Corp. - Liberty SiriusXM, Cl. A†	116,760
3,000	Liberty Media Corp. - Liberty SiriusXM, Cl. C†	116,340
51,000	Rogers Communications Inc., Cl. B	2,255,220
88,000	Sprint Corp.†.	763,840
46,000	T-Mobile US Inc.†	2,971,140
101,500	United States Cellular Corp.†	3,788,995

		10,726,276

	TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	28,090,201

	OTHER — 25.2%
	Africa/Middle East — 0.0%
504	Meikles Ltd.†	60

	Asia/Pacific — 0.9%
68,000	C.P. Pokphand Co. Ltd., ADR	157,502
27,360	Cheung Kong Property Holdings Ltd.	184,301
15,000	CJ Hellovision Co. Ltd.	136,144
27,360	CK Hutchison Holdings Ltd.	336,565
250,000	Dagang NeXchange Berhad	22,314

		836,826

	Europe — 8.3%
45,000	G4S plc	171,565
50,000	GN Store Nord A/S	1,167,976
1,224	Gusbourne plc†	951
19,000	InterXion Holding NV†	751,640
2,600	Kinnevik AB, Cl. A	77,530
79,000	Kinnevik AB, Cl. B	2,107,102

Shares		Market Value
20,641	Liberty Global plc, Cl. A†	$740,379
68,500	Liberty Global plc, Cl. C†	2,400,254
3,275	Liberty Global plc LiLAC, Cl. A†	72,836
8,944	Liberty Global plc LiLAC, Cl. C†	206,070
900	Marlowe plc†	3,524
800	National Grid plc, ADR	50,784
2,000	NOS SGPS SA	10,903
18,035	PostNL NV, ADR†	84,837
3,500	Rocket Internet SE†	59,853
19,000	Telegraaf Media Groep NV	125,507
12,000	Waterloo Investment Holdings Ltd.†	480

		8,032,191

	Japan — 0.5%
5,200	Furukawa Electric Co. Ltd.	186,832
15,000	Tokyo Broadcasting System Holdings Inc.	267,852

		454,684

	Latin America — 0.4%
16,000	Grupo Televisa SAB, ADR	415,040

	North America — 15.1%
5,500	AMC Networks Inc., Cl. A†	322,740
7,400	Cogeco Inc.	331,424
19,000	Comcast Corp., Cl. A	714,210
170	CommerceHub Inc., Cl. A†	2,632
341	CommerceHub Inc., Cl. C†	5,296
13,000	CyrusOne Inc.	669,110
7,500	Discovery Communications Inc., Cl. C†	212,325
60,000	DISH Network Corp., Cl. A†	3,809,400
11,000	EchoStar Corp., Cl. A†	626,450
3,000	Equinix Inc.	1,201,110
48,500	Gogo Inc.†	533,500
3,125	Liberty Broadband Corp., Cl. A†	265,906
5,167	Liberty Broadband Corp., Cl. C†	446,429
480	Liberty Expedia Holdings Inc., Cl. A†	21,830
24,500	Liberty Interactive Corp. QVC Group, Cl. A†	490,490
1,100	Liberty Media Corp. - Liberty Braves, Cl. A†	26,334
2,655	Liberty Media Corp. - Liberty Braves, Cl. C†	62,791
14,720	Liberty Ventures, Cl. A†	654,745
16,000	MSG Networks Inc., Cl. A†	373,600
4,800	The Madison Square Garden Co, Cl. A†	958,608
8,000	Time Warner Inc.	781,680
2,000	Twenty-First Century Fox Inc., Cl. B	63,560
15,000	Uniti Group Inc.†	387,750
35,500	Yahoo! Inc.†	1,647,555

		14,609,475

	TOTAL OTHER	24,348,276

	TOTAL COMMON STOCKS	95,783,721

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	RIGHTS — 0.0%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.0%
	Africa/Middle East — 0.0%
32,808	Econet Wireless Zimbabwe Ltd.04/10/17†	$735

	WARRANTS — 0.8%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.8%
	Asia/Pacific — 0.8%
136,500	Bharti Airtel Ltd., expire 11/30/20†(a)	737,100

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.1%
$ 105,000	U.S. Treasury Bills, 0.759%††, 06/29/17	104,810

	TOTAL INVESTMENTS — 100.0% (Cost $68,155,181)	$96,626,366

	Aggregate tax cost	$69,083,080

	Gross unrealized appreciation	$37,416,346
	Gross unrealized depreciation	(9,873,060)

	Net unrealized appreciation/depreciation	$27,543,286

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the market value of Rule 144A securities amounted to $737,100 or 0.76% of total investments.

(b)

At March 31, 2017, the Fund held an investment in a restricted and illiquid security amounting to $0 or 0.0% of net assets, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/17 Carrying Value Per Share
8,075	TT&T Public Co. Ltd., GDR	03/31/94	$100,542	—

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	47.9%	$ 46,314,345
Europe	28.8	27,837,953
Asia/Pacific	9.2	8,859,872
Japan	7.7	7,403,697
Latin America	5.4	5,205,187
Africa/Middle East	1.0	1,005,312
	100.0%	$96,626,366

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a Pricing Service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED
TELECOMMUNICATIONS SERVICES
Asia/Pacific	$3,788,306	$387,662	$0	$4,175,968
Other Regions (a)	39,169,276	—	—	39,169,276
WIRELESS
TELECOMMUNICATIONS SERVICES
Africa/Middle East	188,665	317,552	—	506,217
Other Regions (a)	27,583,984	—	—	27,583,984
OTHER
Africa/Middle East	—	60	—	60
Europe	8,031,711	—	480	8,032,191
Other Regions (a)	16,316,025	—	—	16,316,025
Total Common Stocks	95,077,967	705,274	480	95,783,721
Rights (a)	—	735	—	735
Warrants (a)	—	737,100	—	737,100
U.S. Government Obligations	—	104,810	—	104,810
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$95,077,967	$1,547,919	$480	$96,626,366

(a)	Please refer to the Schedule of Investments for the regional classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2017, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Evan D. Miller, CFA, joined G.research, LLC in 2002 as a research analyst following the telecommunications industry on a global basis. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, his career spanned nearly a quarter century in the telecommunications industry with corporate strategy and business development positions. Mr. Miller holds an M.B.A. in Finance from the University of Chicago and a B.A. in Economics from Northwestern University.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, LLC in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and a Master’s of Business Administration at the Wharton School of the University of Pennsylvania.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q117QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/24/2017

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	5/12/2017

* Print the name and title of each signing officer under his or her signature.